Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Settlement of liabilities to unrelated parties	$ 0.68
Settlement of liabilities to related parties	$ 0.88
Consulting related to property acquisition	$ 6.10
Services related to financing transaction	$ 4.00
Board of Director fees	$ 1.75
Officers and directors	$ 8.00
Others	$ 1.00
Issuance of common stock for cash	$ 1.00
Class A Preferred Stock
Director's expense	$ 10,000
Other expense	$ 10,000
Common Stock
Settlement of liabilities to unrelated parties	$ 0.68
Settlement of liabilities to related parties	$ 0.88
Consulting related to property acquisition	$ 6.10
Services related to financing transaction	$ 4.00
Board of Director fees	$ 1.75
Officers and directors	$ 8.00
Others	$ 1.00
Issuance of common stock for cash	$ 1.00